Events After the Reporting Period	6 Months Ended
Jan. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Events After the Reporting Period	16. Events After the Reporting Period a) Share buy-back program On February 1, 2022, the Company cancelled 667,366 shares repurchased during the three-month period ending January 31, 2022.